METROPOLITAN SERIES FUND, INC.	SUMMARY PROSPECTUS May 1, 2010

Met/Dimensional International Small Company Portfolio

Class A and Class B Shares

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio (including the documents listed below) online at www.metlife.com/variablefunds. You can also get this information at no cost by calling 1-800-638-7732 or by sending an e-mail request to RCG@metlife.com. The Portfolio’s Prospectus and Statement of Additional Information, both dated May 1, 2010, and the financial statements of the Portfolio for the year ended December 31, 2009, including notes to the financial statements and financial highlights and the report of the Portfolio’s independent registered public accounting firm, which are included in the Annual Report of the Portfolio, are all incorporated by reference into this Summary Prospectus. This Summary Prospectus is intended for individuals who have purchased certain variable life insurance policies and variable annuity contracts (collectively, “Contracts”) from Metropolitan Life Insurance Company and its affiliates and is not intended for other investors.

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are based on the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.81%	0.81%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.19%	0.19%

Total Annual Portfolio Operating Expenses	1.00%	1.25%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$102	$127
3 Years	$318	$397
5 Years	$552	$686
10 Years	$1,225	$1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP (“Dimensional”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in securities of small companies. The Portfolio primarily invests in equity securities of non-US small companies in developed markets. Dimensional defines a company as small on a country- or region-specific basis, considering a company’s market capitalization relative to the size of other companies in the same country or region.

In selecting equity investments, Dimensional first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in that country or region. This threshold will vary by country or region and over time within the same country or region due to market conditions. As of December 31, 2009, the maximum market capitalization of companies eligible for purchase by the Portfolio was approximately $3.8 billion.

As of the date of this prospectus, the Investment Committee of Dimensional (further described in “Additional Information about Management—The Subadviser” in the Prospectus) has determined that the Portfolio may invest in the stocks of small companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”).

Dimensional will determine whether and when to invest in countries that have been authorized as Approved Markets, depending on a number of factors, such as asset growth in the Portfolio and the characteristics of each country’s markets. The Investment Committee may designate other countries as Approved Markets for investment in the future or it may remove countries from the list of Approved Markets. In addition, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

The Portfolio invests in securities associated with Approved Markets listed on securities exchanges or traded in the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on securities exchanges in more than one country.

The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain investment exposure or manage its liquidity. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The Portfolio may also invest in forward commitments and when-issued and delayed delivery securities.

Stock Selection

Market capitalization weighting is used to determine individual security weights and, where applicable, country or region weights. In market capitalization weighting, each security is generally purchased based on the issuer’s relative market capitalization. However, market capitalization weighting will be adjusted by Dimensional for a variety of factors. The Portfolio may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Portfolio. Additionally, Dimensional may consider other factors, including, without limitation, the free float of companies, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criteria if Dimensional determines that purchasing it would be inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country or region weights may be based on the total market capitalization of companies within each country. However, the calculation of country or region targets may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the Portfolio. In addition, to seek a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region. Country weights may also deviate from Dimensional’s target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments by the Portfolio.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Met/Dimensional International Small Company Portfolio

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with relevant index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2009	33.59%
Lowest Quarter	1st – 2009	-12.11%

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	43.11%	37.77%	10-31-08
Class B	42.72%	37.44%	10-31-08
MSCI World ex-U.S. Small Cap Index (reflects no deduction for mutual fund fees or expenses)	50.82%	44.17%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the adviser, please see “Additional Information about Management—The Adviser” in the Prospectus and “Advisory Arrangements” in the Statement of Additional Information.

Subadviser.    Dimensional Fund Advisors LP is the subadviser to the Portfolio. For more information about the subadviser, please see “Additional Information about Management—The Subadvisers” in the Prospectus and “Advisory Arrangements” in the Statement of Additional Information.

Portfolio Managers.    The Portfolio has been managed by a committee coordinated by Karen E. Umland since 2008 and by Stephen A. Clark, Joseph H. Chi, and Jed S. Fogdall since May 1, 2010. Ms. Umland and Mr. Clark are Senior Portfolio Managers and Messrs. Chi and Fogdall are Portfolio Managers. For additional information, please see “Additional Information about Management—The Advisers” in the Prospectus and “Portfolio Managers” in the Statement of Additional Information.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an

Met/Dimensional International Small Company Portfolio

investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Met/Dimensional International Small Company Portfolio